4. CONVERTIBLE NOTES PAYABLE (Details - Convertible note activity) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Convertible debt, beginning balance	$ 1,293,211	$ 527,780
Conversions during the period	(80,000)
Convertible debt, ending balance	1,293,211	1,293,211
November 2014 10% Convertible Notes
Convertible debt, beginning balance	$ 527,780	527,780
Increase in principal balance under the second amendment		165,031
Conversions during the period		(80,000)
Convertible debt, ending balance		$ 527,780